UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller             New York, NY                  08/12/05
------------------             ------------                  --------
 [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


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
                                                          VALUE              SH/ PUT/ INV      OTHER
ISSUER                       CLASS              CUSIP   (x$1000) SH/PRN AMT  PRN CALL DISCR     MGR      SOLE    SHARED   NONE

3COM CORP                    COM              885535104   2,430     669,500  SH       DEFINED    1    669,500
4 KIDS ENTMT INC             COM              350865101   1,491      75,000  SH       DEFINED    1     75,000
ADAPTEC INC                  NOTE  0.750%12/2 00651FAG3   6,572   8,101,000  PRN      DEFINED    1                        8,101,000
ANADIGICS INC                NOTE  5.000%11/1 032515AB4   1,960   2,000,000  PRN      DEFINED    1                        2,000,000
APPLIED MATLS INC            COM              038222105   1,125      69,500      PUT  DEFINED    1     69,500
AVANIR PHARMACEUTICALS       CL A             05348P104      87      31,024  SH       DEFINED    1     31,024
BEA SYS INC                  COM              073325102   1,712     195,000  SH       DEFINED    1    195,000
BERKSHIRE HATHAWAY INC DEL   CL B             084670207     209          75  SH       DEFINED    1         75
BORLAND SOFTWARE CORP        COM              099849101     926     135,000  SH       DEFINED    1    135,000
BOWATER INC                  COM              102183100   3,949     122,000      PUT  DEFINED    1    122,000
CAPITAL ONE FINL CORP        COM              14040H105   3,240      40,500      PUT  DEFINED    1     40,500
CARNIVAL CORP                PAIRED CTF       143658300   4,091      75,000  SH       DEFINED    1     75,000
CARNIVAL CORP                PAIRED CTF       143658300   4,091      75,000      PUT  DEFINED    1     75,000
CASTLE ENERGY CORP           COM PAR$0.50N    148449309     344      27,900  SH       DEFINED    1     27,900
CASUAL MALE RETAIL GRP INC   NOTE  5.000% 1/0 148711AB0   2,809   3,000,000  PRN      DEFINED    1                        3,000,000
CENTURY ALUM CO              NOTE  1.750% 8/0 156431AE8   4,005   4,500,000  PRN      DEFINED    1                        4,500,000
CIENA CORP                   NOTE  3.750% 2/0 171779AA9     880   1,000,000  PRN      DEFINED    1                        1,000,000
COMMSCOPE INC                SDCV  1.000% 3/1 203372AD9   2,891   3,000,000  PRN      DEFINED    1                        3,000,000
CORGENTECH INC               COM              21872P105     130      50,000  SH       DEFINED    1     50,000
CURAGEN CORP                 SDCV  6.000% 2/0 23126RAC5   9,719  10,450,000  PRN      DEFINED    1                       10,450,000
DELL INC                     COM              24702R101   3,255      82,500      PUT  DEFINED    1     82,500
E TRADE FINANCIAL CORP       NOTE  6.000% 2/0 269246AB0   3,620   3,597,000  PRN      DEFINED    1                        3,597,000
EMULEX CORP                  NOTE  0.250%12/1 292475AD2   4,672   5,000,000  PRN      DEFINED    1                        5,000,000
ENZON PHARMACEUTICALS INC    NOTE  4.500% 7/0 293904AB4   8,616   9,777,000  PRN      DEFINED    1                        9,777,000
FREEPORT-MCMORAN COPPER & GO NOTE  7.000% 2/1 35671DAK1  10,830   8,000,000  PRN      DEFINED    1                        8,000,000
GLOBESPAN INC                NOTE  5.250% 5/1 379571AB8   2,940   3,000,000  PRN      DEFINED    1                        3,000,000
HUMAN GENOME SCIENCES INC    NOTE  3.750% 3/1 444903AH1     933   1,000,000  PRN      DEFINED    1                        1,000,000
HUMAN GENOME SCIENCES INC    NOTE  5.000% 2/0 444903AF5   2,895   3,000,000  PRN      DEFINED    1                        3,000,000
INCYTE CORP                  NOTE  5.500% 2/0 45337CAC6   6,735   6,925,000  PRN      DEFINED    1                        6,925,000
INTEL CORP                   COM              458140100   1,717      66,000      PUT  DEFINED    1     66,000
INTERNATIONAL RECTIFIER CORP NOTE  4.250% 7/1 460254AE5   7,655   7,801,000  PRN      DEFINED    1                        7,801,000
INTERVOICE INC NEW           COM              461142101     475      55,063  SH       DEFINED    1     55,063
INTRAWARE INC                COM              46118M103      33      69,394  SH       DEFINED    1     69,394
JDS UNIPHASE CORP            NOTE        11/1 46612JAB7   4,620   6,000,000  PRN      DEFINED    1                        6,000,000
KEANE INC                    SDCV  2.000% 6/1 486665AB8     955   1,000,000  PRN      DEFINED    1                        1,000,000
LEVEL 3 COMMUNICATIONS INC   COM              52729N100     102      50,000      PUT  DEFINED    1     50,000
LIBERTY MEDIA CORP NEW       COM SER A        530718105     122      12,000  SH       DEFINED    1     12,000
LYONDELL CHEMICAL CO         COM              552078107   2,774     105,000      PUT  DEFINED    1    105,000
MAXIM INTEGRATED PRODS INC   COM              57772K101   2,064      54,000      PUT  DEFINED    1     54,000
MAXXAM INC                   COM              577913106     260      11,200  SH       DEFINED    1     11,200
MBIA INC                     COM              55262C100     297       5,000      PUT  DEFINED    1      5,000
MERCURY INTERACTIVE CORP     NOTE  4.750% 7/0 589405AB5   4,950   5,000,000  PRN      DEFINED    1                        5,000,000
MERIDIAN RESOURCE CORP       COM              58977Q109   1,219     255,000  SH       DEFINED    1    255,000
NASDAQ 100 TR                UNIT SERIES 1    631100104  91,950   2,500,000      CALL DEFINED    1  2,500,000
NASDAQ 100 TR                UNIT SERIES 1    631100104  18,390     500,000      CALL DEFINED    1    500,000


NEWMONT MINING CORP          COM              651639106   1,952      50,000      CALL DEFINED    1     50,000
NEWMONT MINING CORP          COM              651639106      59       1,500  SH       DEFINED    1      1,500
PDI INC                      COM              69329V100     863      70,000  SH       DEFINED    1     70,000
PHARMACEUTICAL RES INC       NOTE  2.875% 9/3 717125AC2   2,743   3,500,000  PRN      DEFINED    1                        3,500,000
PIXELWORKS INC               SDCV  1.750% 5/1 72581MAB3   3,113   4,250,000  PRN      DEFINED    1                        4,250,000
PMI GROUP INC                COM              69344M101   1,072      27,500      PUT  DEFINED    1     27,500
QUANTA SVCS INC              NOTE  4.000% 7/0 74762EAA0   3,325   3,500,000  PRN      DEFINED    1                        3,500,000
QUANTA SVCS INC              SDCV  4.500%10/0 74762EAC6   3,098   3,000,000  PRN      DEFINED    1                        3,000,000
RADIAN GROUP INC             COM              750236101   1,299      27,500      PUT  DEFINED    1     27,500
RESEARCH IN MOTION LTD       COM              760975102   3,542      48,000      PUT  DEFINED    1     48,000
SANMINA SCI CORP             SDCV         9/1 800907AD9     772   1,416,000  PRN      DEFINED    1                        1,416,000
SUNTERRA CORP                NOTE  3.750% 3/2 86787DAC3   8,192   7,150,000  PRN      DEFINED    1                        7,150,000
TEXAS INSTRS INC             COM              882508104   1,025      36,500      PUT  DEFINED    1     36,500
THORATEC CORP                NOTE  1.379% 5/1 885175AB5     580   1,000,000  PRN      DEFINED    1                        1,000,000
TRIQUINT SEMICONDUCTOR INC   NOTE  4.000% 3/0 89674KAB9   6,790   7,000,000  PRN      DEFINED    1                        7,000,000
UNITED ONLINE INC            COM              911268100   1,139     105,000  SH       DEFINED    1    105,000
VIROPHARMA INC               COM              928241108   6,572     945,596  SH       DEFINED    1    945,596
XCYTE THERAPIES INC          COM              98389F309      19      27,000  SH       DEFINED    1     27,000
XCYTE THERAPIES INC          PFD CV EXCH      98389F408     389     119,655  SH       DEFINED    1    119,655
YAHOO INC                    FRNT         4/0 984332AB2   8,330   4,850,000  PRN      DEFINED    1                        4,850,000


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         65
Form 13F Information Table Value Total:         $289,612
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                        Promethean Investment Group, LLC


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